Financial Liabilities (Non-Current and Current) - Summary of Maturities of Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Bonds	€ 19,775	€ 20,417
Current financial liabilities	4,756	4,056
Total	32,864	€ 34,525
Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	21,775
Loans and other financial liabilities	5,183
Finance lease liabilities	2,387
Total	29,345
Current financial liabilities	982
Total	30,327
2018 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	1,739
Loans and other financial liabilities	1,264
Finance lease liabilities	138
Total	3,141
Current financial liabilities	982
Total	4,123
2019 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	2,424
Loans and other financial liabilities	1,731
Finance lease liabilities	114
Total	4,269
Total	4,269
2020 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	1,267
Loans and other financial liabilities	603
Finance lease liabilities	113
Total	1,983
Total	1,983
2021 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	564
Loans and other financial liabilities	628
Finance lease liabilities	113
Total	1,305
Total	1,305
2022 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	3,087
Loans and other financial liabilities	714
Finance lease liabilities	83
Total	3,884
Total	3,884
Beyond 5 years [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	12,694
Loans and other financial liabilities	243
Finance lease liabilities	1,826
Total	14,763
Total	€ 14,763